Selected Statements of Operations Data (Details) - Schedule of financial income, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Income:
Interest income	$ 666	$ 1,133	$ 1,775
Foreign currency exchange gain	250	878	338
Financial income	916	2,011	2,113
Financial expenses:
Bank charges	(15)	(15)	(16)
Foreign currency exchange loss	(547)	(1,186)	(925)
Financial expenses	(562)	(1,201)	(941)
Financial income, net	$ 354	$ 810	$ 1,172